Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (18,503,560)	$ (38,826,762)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash expense for share-based compensation	3,964,057	20,869,721
Non-cash expense for share issued for service providers	561,218	1,000,000
Non-cash expense – others	5,404,719
Non-cash offering costs for convertible note		2,512,000
Non-cash finance cost for debt conversion		340,159
Non-cash loss on issuance of Convertible Note	599,488
Depreciation of equipment	495,698	525,295
Depreciation of right-of-use assets	197,043	185,107
Amortization of intangible assets	1,540,557	2,186,175
(Provision)/reversal of provision for doubtful debts	(49,329)	143,748
Impairment loss on receivables		3,158,042
Gain on disposal of subsidiaries		(21,738,102)
Goodwill impairment	2,331,557	14,941,955
Deferred income taxes	(378,351)	127,660
Loss on disposal of fixed assets	663
Unrealized foreign exchange loss/(gain)	779,249	(659,467)
Changes in operating assets and liabilities:
Accounts receivable	940,620	140,559
Prepayments to remittance agents		98,603
Amounts due to immediate holding company	1,638,815	(393,227)
Amounts due from related parties	(5,775,052)	4,183,438
Amounts due to related parties	6,080,092	(6,925,748)
Prepayments, receivables and other assets	813,664	7,980,401
Escrow money payable		10,386
Client money payable		(416,711)
Accounts payable, accruals and other payables	7,427,648	14,220,717
Lease liabilities	(204,800)	(213,709)
Net cash provided by operating activities	7,863,996	3,450,240
Cash flows from investing activities:
Purchases of property, plant and equipment	(479,034)	(576,674)
Proceed received from disposal of property, plant and equipment	596
Cash acquired from business combination		43,508
Acquisition of a subsidiary		(31,868)
Net cash used in by investing activities	(478,438)	(565,034)
Cash flows from financing activities:
Proceeds from borrowings		640,935
Repayment of borrowings		(221,258)
Proceeds from receivable factoring	1,697,632	2,030,659
Repayment of receivable factoring	(1,666,211)	(2,183,787)
Proceeds from convertible bonds	4,000,000	1,750,000
Net cash provided by financing activities	4,031,421	2,016,549
Net increase in cash and cash equivalents	11,416,979	4,901,755
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	63,862,139	58,960,384
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	75,279,118	63,862,139
Supplemental disclosure of cash flow information:
Income taxes paid	(324,784)	(445,530)
Interest paid	$ (58,143)	$ (1,073,407)